Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Receivables [Abstract]
VAT Receivable		$ 80
Security deposits receivable	130	35
Prepayments	170	1,186
Total	$ 300	$ 1,301